TRADE ACCOUNTS RECEIVABLE, NET - Estimated impairment losses for accounts receivable (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Estimated impairment losses for accounts receivable roll forward
Balance at beginning	R$ (1,433,471)	R$ (1,399,895)
Initial adoption IFRS 9 on 01.01.18	(364,456)
Supplement to estimated losses, net of resersal (Note 25)	(1,533,660)	(1,481,015)
Write-off due to use	1,833,453	1,456,158
Business combinations (Note 1.c.2)		(8,719)
Balance at ending	R$ (1,498,134)	R$ (1,433,471)